REVENUES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SCHEDULE OF DISAGGREGATION OF REVENUE

The following table provides information about disaggregated revenue based on the preceding categories for the six months ended June 30, (in thousands):

	Six Months Ended June 30,
	2026	2025
Machines	$23,043	$16,823
Parts	5,332	4,724
Shipping	1,206	888
Service	681	385
Software subscription	239	87
Other	1	2
Total revenues	$30,502	$22,909

The following table provides information about disaggregated revenue based on the preceding categories (in thousands):

	2025	2024
Machines	$34,962	$31,589
Parts	9,499	8,358
Shipping	1,760	1,817
Service	720	652
Software subscription	236	51
Other	1	10
Total revenues	$47,178	$42,477

Software Subscription Revenues [Member]
SCHEDULE OF CONTRACT LIABILITIES
	June 30, 2026	December 31, 2025
Beginning balance	$308	$76
Less amounts recognized during the period	(429)	(271)
New deposits during the period	750	503
Total customer deposits	$629	$308

	December 31, 2025	December 31, 2024
Beginning balance	$76	$9
Less amounts recognized during the period	(271)	(70)
New deposits during the period	503	137
Total customer deposits	$308	$76

Customer Deposits [Member]
SCHEDULE OF CONTRACT LIABILITIES

	June 30, 2026	December 31, 2025
Beginning balance	$3,084	$1,103
Less amounts recognized during the period	(17,071)	(28,670)
New deposits during the period	15,408	30,651
Total customer deposits	$1,421	$3,084

	2025	2024
Beginning balance	$1,103	$2,542
Less amounts recognized during the year	(28,670)	(30,010)
New deposits during the year	30,651	28,571
Total customer deposits	$3,084	$1,103